Capital and Reserves - Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares		Dec. 31, 2019 shares $ / shares		Dec. 31, 2018 shares $ / shares
CapitalCommitmentsLineItems [Line Items]
Total Option and Warrant, Beginning Balance	41,517,122		41,517,122		35,311,559
Total Option and Warrant, Exercised	710,666		710,666		10,150,322
Total Option and Warrant, Expired	(10,454,847)		(10,454,847)		(3,944,759)
Total Option and Warrant, Ending Balance	31,772,941		31,772,941		41,517,122
Exercise Price Range 1 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares	$ 0.38				$ 0.38
Options and warrant Issued, Remaining life in years	2 years 4 months 24 days		2 years 4 months 24 days		2 years 5 months 20 days
Exercise Price Range 2 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares	$ 0.55				$ 0.55
Options and warrant Issued, Remaining life in years	6 months 7 days		6 months 7 days		1 year 6 months 7 days
Exercise Price Range 3 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares	$ 0.65				$ 0.65
Options and warrant Issued, Remaining life in years	1 year 5 months 12 days		1 year 5 months 12 days		2 years 5 months 9 days
Exercise Price Range 4 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares
Options and warrant Issued, Remaining life in years	0 years		0 years		3 months 29 days
Exercise Price Range 5 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares
Options and warrant Issued, Remaining life in years	5 months 23 days		5 months 23 days		0 years
Exercise Price Range 5 [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares			$ 0.41
Exercise Price Range 6 [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares	$ 0.64				$ 0.63
Options and warrant Issued, Remaining life in years	1 year 3 months 29 days		1 year 3 months 29 days		2 years 3 months 29 days
Exercise Price Range 6 [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Options and warrant Issued, Exercise Price | $ / shares			$ 0.41
Cannon Point [Member]
CapitalCommitmentsLineItems [Line Items]
Options Issued, Beginning Balance	327,700	[1]	327,700	[1]	327,700	[1]
Options Issued, Issued		[1]		[1]		[1]
Options Issued, Exercised	(104,450)	[1]	(104,450)	[1]		[1]
Options Issued, Ending Balance	223,250	[1]	223,250	[1]	327,700	[1]
Mission Gold [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Beginning Balance	3,964,701	[2]	3,964,701	[2]	7,125,646	[2]
Warrants Issued, Exercised		[2]		[2]		[2]
Warrants Issued, Expired	(200,075)	[2]	(200,075)	[2]	(3,160,945)	[2]
Warrants Issued, Ending Balance	3,764,626	[2]	3,764,626	[2]	3,964,701	[2]
Other [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Beginning Balance	27,074,399	[1]	27,074,399	[1]	27,858,213	[1]
Warrants Issued, Exercised	466,666	[1]	466,666	[1]		[1]
Warrants Issued, Expired		[1]		[1]	(783,814)	[1]
Warrants Issued, Ending Balance	27,541,065	[1]	27,541,065	[1]	27,074,399	[1]
Special warrants [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Beginning Balance	10,150,322	[3]	10,150,322	[3]		[3]
Warrants Issued, Exercised		[3]		[3]	10,150,322	[3]
Warrants Issued, Expired	(10,150,322)	[3]	(10,150,322)	[3]		[3]
Warrants Issued, Ending Balance		[3]		[3]	10,150,322	[3]
Broker Warrants [Member]
CapitalCommitmentsLineItems [Line Items]
Warrants Issued, Beginning Balance		[4]		[4]		[4]
Warrants Issued, Exercised	244,000	[4]	244,000	[4]		[4]
Warrants Issued, Expired		[4]		[4]		[4]
Warrants Issued, Ending Balance	244,000	[4]	244,000	[4]		[4]

[1]	Warrants were issued pursuant to the June 2016 prospectus financing, July 2016 private placement and the 2019 non-revolving term loan credit facility agreement (note 8).
[2]	Pursuant to the acquisition of Cannon Point Resources Ltd. ("Cannon Point") and Mission Gold Ltd. ("Mission Gold") in October 2015 and December 2015 respectively, the Group exchanged options and warrants outstanding in these companies for options and warrants to purchase shares in the Company.
[3]	The special warrants were issued in a private placement at an exercise price of $0.83 (US$0.62) per special warrant in December 2018 (note 6(b)).
[4]	The Broker warrants, which have a US dollar exercise price, were issued to the underwriters pursuant to the June 2019 prospectus financing (note 6(b)).